Other Financial Liabilities - Summary of Individual Identification of Unsecured Liabilities by Debtor (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 68,519,783	$ 88,339,890
Other financial liabilities, Non-current	2,183,803,256	1,941,874,378
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	55,977,988	75,182,769
Other financial liabilities, Non-current	2,138,411,462	1,868,805,671
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	54,350,257	49,583,377
Other financial liabilities, Non-current	1,673,244,902	1,658,247,283
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	45,548,606	40,896,597
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	380,412,748	34,620,562
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	39,222,125	370,547,004
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	39,222,125	34,620,562
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	214,996,029	34,620,562
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	999,391,875	1,183,838,593
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 8,801,651	8,686,780
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-1 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.00%
Nominal Annual Rate	7.87%
Other financial liabilities, Current	$ 5,781,737	5,706,279
Other financial liabilities, Non-current	175,773,904	173,387,986
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-1 [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	175,773,904
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-1 [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		173,387,986
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-1 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 5,781,737	5,706,279
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-2 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.80%
Nominal Annual Rate	7.33%
Other financial liabilities, Current	$ 1,848,884	1,824,754
Other financial liabilities, Non-current	59,583,109	58,776,668
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-2 [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	59,583,109	58,776,668
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-2 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 1,848,884	1,824,754
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-3 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.68%
Nominal Annual Rate	8.13%
Other financial liabilities, Current	$ 1,171,030	1,155,747
Other financial liabilities, Non-current	29,207,740	28,755,477
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-3 [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	29,207,740	28,755,477
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-3 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 1,171,030	1,155,747
Interest-Bearing Borrowings [Member] | BNY Mellon - Single 24296 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.67%
Nominal Annual Rate	4.25%
Other financial liabilities, Current	$ 3,071,586	3,031,498
Other financial liabilities, Non-current	341,190,623	335,926,442
Interest-Bearing Borrowings [Member] | BNY Mellon - Single 24296 [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	3,071,586	3,031,498
Interest-Bearing Borrowings [Member] | BNY Mellon - Single 24296 [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 341,190,623
Interest-Bearing Borrowings [Member] | BNY Mellon - Single 24296 [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		335,926,442
Interest-Bearing Borrowings [Member] | Banco Santander - 317 Serie-H [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.17%
Nominal Annual Rate	6.20%
Other financial liabilities, Current	$ 7,889,718	7,047,198
Other financial liabilities, Non-current	34,940,986	36,468,512
Interest-Bearing Borrowings [Member] | Banco Santander - 317 Serie-H [Member] | More than 90 Days [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	7,889,718	7,047,198
Interest-Bearing Borrowings [Member] | Banco Santander - 317 Serie-H [Member] | One to Two Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	7,303,084	6,446,281
Interest-Bearing Borrowings [Member] | Banco Santander - 317 Serie-H [Member] | Two to Three Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	7,303,084	6,446,281
Interest-Bearing Borrowings [Member] | Banco Santander - 317 Serie-H [Member] | Three to Four Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	7,303,084	6,446,281
Interest-Bearing Borrowings [Member] | Banco Santander - 317 Serie-H [Member] | Four to Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	7,303,084	6,446,281
Interest-Bearing Borrowings [Member] | Banco Santander - 317 Serie-H [Member] | More Than Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 5,728,650	10,683,388
Interest-Bearing Borrowings [Member] | Banco Santander 522 Serie-M [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.85%
Nominal Annual Rate	4.75%
Other financial liabilities, Current	$ 32,385,245	28,644,582
Other financial liabilities, Non-current	190,616,296	196,103,537
Interest-Bearing Borrowings [Member] | Banco Santander 522 Serie-M [Member] | More than 90 Days [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	32,385,245	28,644,582
Interest-Bearing Borrowings [Member] | Banco Santander 522 Serie-M [Member] | One to Two Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	31,919,041	28,174,281
Interest-Bearing Borrowings [Member] | Banco Santander 522 Serie-M [Member] | Two to Three Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	31,919,041	28,174,281
Interest-Bearing Borrowings [Member] | Banco Santander 522 Serie-M [Member] | Three to Four Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	31,919,041	28,174,281
Interest-Bearing Borrowings [Member] | Banco Santander 522 Serie-M [Member] | Four to Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	31,919,041	28,174,281
Interest-Bearing Borrowings [Member] | Banco Santander 522 Serie-M [Member] | More Than Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 62,940,132	83,406,413
Interest-Bearing Borrowings [Member] | BNY Mellon - Single [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.24%
Nominal Annual Rate	4.88%
Other financial liabilities, Current	$ 2,202,057	2,173,319
Other financial liabilities, Non-current	841,932,244	828,828,661
Interest-Bearing Borrowings [Member] | BNY Mellon - Single [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	2,202,057	2,173,319
Interest-Bearing Borrowings [Member] | BNY Mellon - Single [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 841,932,244	$ 828,828,661